Derivative Financial Instruments - Convertible Notes-Carried at Fair Value (Details) (USD $)	0 Months Ended				3 Months Ended	12 Months Ended						0 Months Ended							3 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended		0 Months Ended
	May 31, 2013	Mar. 01, 2013	Jun. 06, 2012	Feb. 03, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2013	Dec. 31, 2011	Aug. 15, 2013 Binomial Lattice Option Valuation Technique [Member]	May 31, 2013 Binomial Lattice Option Valuation Technique [Member]	Aug. 15, 2013 Binomial Lattice Option Valuation Technique [Member] Common Stock [Member]	May 31, 2013 Binomial Lattice Option Valuation Technique [Member] Common Stock [Member]	Aug. 15, 2013 Binomial Lattice Option Valuation Technique [Member] Warrants - $0.25 exercise price [Member]	May 31, 2013 Binomial Lattice Option Valuation Technique [Member] Warrants - $0.25 exercise price [Member]	Aug. 15, 2013 Binomial Lattice Option Valuation Technique [Member] Warrants - $0.50 exercise price [Member]	May 31, 2013 Binomial Lattice Option Valuation Technique [Member] Warrants - $0.50 exercise price [Member]	Feb. 04, 2013 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Feb. 03, 2012 Senior Secured Promissory Note [Member]	Aug. 15, 2013 Unsecured Debt [Member]	May 22, 2013 Unsecured Debt [Member]	Dec. 31, 2013 Unsecured Debt [Member]	Aug. 12, 2013 Unsecured Debt [Member]	Aug. 15, 2013 Restricted Stock Units (RSUs) [Member]	May 22, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Additional Paid-in Capital [Member] Binomial Lattice Option Valuation Technique [Member] Common Stock [Member]	Dec. 31, 2013 Additional Paid-in Capital [Member] Senior Secured Promissory Note [Member]	Dec. 31, 2013 Additional Paid-in Capital [Member] Unsecured Debt [Member]	Dec. 31, 2013 Additional Paid-in Capital [Member] Restricted Stock Units (RSUs) [Member]	Sep. 23, 2013 Warrants - $0.25 exercise price [Member]	Dec. 31, 2013 Director [Member]	Aug. 12, 2013 Director [Member] Unsecured Debt [Member]	Aug. 15, 2013 Director [Member] Warrants - $0.25 exercise price [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Aug. 15, 2013 Common Stock [Member] Director [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]
Fair Value of Warrants [Line Items]
Additional warrants issued to purchase shares (shares)																						3,187,500	3,187,500							1,526,202
Warrants issued to purchase shares, exercise price (per share)																						$ 0.25	$ 0.25
Shares granted in period (shares)																										1,687,500	1,687,500				770,975
Warrants issued to purchase shares																							1,000,000
Debt instrument, convertible, carrying amount of equity component								$ 523,016																$ 755,227									$ 559,626
Short-term loan																							750,000		520,000									1,270,000
Notes payable carried at fair value	820,202					1,586,109
Number of indexed warrants (in shares)												3,064,944	3,021,000	1,532,472	1,510,500	1,532,472	1,510,500											1,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																																						2,092,064
Class of warrant or right, number of securities called by warrants or rights (shares)																																7,118,236			2,092,064
Equity, Fair Value Disclosure																												88,000
Fair value of warrants issued		7,209			12,382,216	7,209																						280,500
Fair value of stock issued during period																												337,500
Warrants and restricted stock, reserved for furture issuance, value								1,082,642
Number of indexed warrants, fair value per share												$ 0.350	$ 0.200	$ 0.199	$ 0.088	$ 0.136	$ 0.055
Fair value of common stock issued										1,586,109	820,202	1,072,730	604,200	304,962	132,924	208,417	83,078
Linked common shares (shares)						0	537,146		0
Increase (Decrease) in the Number of Shares Linked to Promissory Notes Embedded Derivatives	6,042,000		26,042	23,416
Debt Conversion, Converted Instrument, Shares Issued						(6,903,872)	(2,069,439)											(773,983)	(2,069,439)	(2,069,439)																(773,983)	(2,069,439)
Linked Common Shares to Promissory Notes, Change in Fair Value of Derivatives						324,726	2,557,127
Compound embedded derivative						0	11,817		0												12,151
Compound embedded derviative, issuance of promissory note	0		15,625	12,151
Embedded derivative, conversion of notes into common stock																				(83,663)									(12,461)
Compound Embedded Derivatives, Change in Fair Value of Derivatives						644	67,704
Fair value of convertible notes						0	0	1,586,109	0
Fair value of convertible notes payable	820,202		0	0
Fair value of convertible notes, conversion of notes into common stock																																							(1,586,109)	0
Fair value of convertible notes payable, change in derivative fair value						$ 765,907	$ 0